PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,
	2012	2013
	RMB	RMB
Prepaid business tax	287,925	—
Income tax receivable	4,934,777	—
Deferred income tax assets (note 10)	4,233,996	7,524,161
Advances to employees	1,090,425	1,022,036
Other current assets	5,509,994	5,079,466
Total prepaid expenses and other current assets	16,057,117	13,625,663